Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000015937 | Pure Storage8418958
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015937 | ESCO Technologies8418876
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015937 | Simply Good Foods8418990
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015937 | Penumbra8418944
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015937 | MSA Safety8418920
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015937 | Cullen/Frost Bankers8418864
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015937 | John Bean Technologies8418904
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015937 | Smartsheet8418998
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015937 | elf Beauty8418867
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015937 | ServisFirst Bancshares8418981
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015937 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015937 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015937 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000015937 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000015937 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000015937 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000015937 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000173316 | Pure Storage8418958
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173316 | ESCO Technologies8418876
Holdings [Line Items]
Percent of Total Investments	2.40%
C000173316 | Simply Good Foods8418990
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173316 | Penumbra8418944
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173316 | MSA Safety8418920
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173316 | Cullen/Frost Bankers8418864
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173316 | John Bean Technologies8418904
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173316 | Smartsheet8418998
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173316 | elf Beauty8418867
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173316 | ServisFirst Bancshares8418981
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173316 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000173316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000173316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000173316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000173316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000173316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000173316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000065363 | Everest Group8418674
Holdings [Line Items]
Percent of Total Investments	3.00%
C000065363 | Fortive8418685
Holdings [Line Items]
Percent of Total Investments	2.50%
C000065363 | AMETEK8418621
Holdings [Line Items]
Percent of Total Investments	2.50%
C000065363 | Okta8418745
Holdings [Line Items]
Percent of Total Investments	2.40%
C000065363 | Workday8418800
Holdings [Line Items]
Percent of Total Investments	2.40%
C000065363 | Ulta Beauty8418783
Holdings [Line Items]
Percent of Total Investments	2.30%
C000065363 | Rockwell Automation8418766
Holdings [Line Items]
Percent of Total Investments	2.30%
C000065363 | IDEX8418699
Holdings [Line Items]
Percent of Total Investments	2.30%
C000065363 | Cullen/Frost Bankers8418651
Holdings [Line Items]
Percent of Total Investments	2.30%
C000065363 | Penumbra8418751
Holdings [Line Items]
Percent of Total Investments	2.20%
C000065363 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000065363 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000065363 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000065363 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000065363 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000065363 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000065363 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000096284 | Everest Group8418674
Holdings [Line Items]
Percent of Total Investments	3.00%
C000096284 | Fortive8418685
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096284 | AMETEK8418621
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096284 | Okta8418745
Holdings [Line Items]
Percent of Total Investments	2.40%
C000096284 | Workday8418800
Holdings [Line Items]
Percent of Total Investments	2.40%
C000096284 | Ulta Beauty8418783
Holdings [Line Items]
Percent of Total Investments	2.30%
C000096284 | Rockwell Automation8418766
Holdings [Line Items]
Percent of Total Investments	2.30%
C000096284 | IDEX8418699
Holdings [Line Items]
Percent of Total Investments	2.30%
C000096284 | Cullen/Frost Bankers8418651
Holdings [Line Items]
Percent of Total Investments	2.30%
C000096284 | Penumbra8418751
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096284 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000096284 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000096284 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000096284 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000096284 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000096284 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000096284 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000245657 | Pure Storage8419104
Holdings [Line Items]
Percent of Total Investments	8.10%
C000245657 | Fortive8419082
Holdings [Line Items]
Percent of Total Investments	6.10%
C000245657 | Workday8419133
Holdings [Line Items]
Percent of Total Investments	5.50%
C000245657 | Rockwell Automation8419107
Holdings [Line Items]
Percent of Total Investments	5.30%
C000245657 | Veeva Systems8419124
Holdings [Line Items]
Percent of Total Investments	5.20%
C000245657 | Mettler Toledo International8419089
Holdings [Line Items]
Percent of Total Investments	4.90%
C000245657 | Bio-Techne8419067
Holdings [Line Items]
Percent of Total Investments	4.50%
C000245657 | AMETEK8419062
Holdings [Line Items]
Percent of Total Investments	4.50%
C000245657 | Synopsys8419115
Holdings [Line Items]
Percent of Total Investments	4.30%
C000245657 | IDEX8419086
Holdings [Line Items]
Percent of Total Investments	4.20%
C000245657 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245657 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245657 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000245657 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000245657 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000245657 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000245657 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%